Income from voyages and related services (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	$ 3,991,696	$ 3,299,761	$ 3,247,864	[1]
Shipping
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	3,920,325	3,257,121	3,208,315
Other
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	$ 71,371	$ 42,640	$ 39,549

[1]	(*)See also Note 2(f) with respect to the implementation of IFRS 16, commencing January 1, 2019.